Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Accounts receivable, net
3	Accounts receivable, net

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	151,219	163,933	23,548
Less: allowance for doubtful accounts	(9,308)	(28,516)	(4,096)

Total accounts receivable, net	141,911	135,417	19,452

The following table presents the movement in the allowance for doubtful accounts:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Balance at beginning of year	3,462	9,308	1,337
Provisions	6,389	20,054	2,881
Write-offs	(543)	(846)	(122)

Balance at end of year	9,308	28,516	4,096